Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts related to customer deposits	$ 539,433	$ 523,196
Allowance for doubtful accounts related to unbilled accounts receivable	18,198,012	12,113,824
Allowance for doubtful accounts related to accounts receivable	98,830	1,162,900
Current liabilities:
Accounts payable related to consolidated VIEs	8,148,688	9,864,773
Accrued payroll and welfare expenses related to consolidated VIEs	37,853,279	31,418,709
Income tax payable related to consolidated VIEs	42,276,115	38,225,826
Other tax payable related to consolidated VIEs	14,765,431	12,072,447
Other current liabilities related to consolidated VIEs	16,309,101	12,125,102
Deferred tax liabilities, non current related to consolidated VIEs	40,152,455	42,326,523
Equity:
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	80,752,526	80,145,869
Ordinary shares, shares outstanding	80,752,526	80,145,869
Variable Interest Entity
Current liabilities:
Accounts payable related to consolidated VIEs	2,777,692	8,108,598
Accrued payroll and welfare expenses related to consolidated VIEs	5,998,335	1,535,879
Income tax payable related to consolidated VIEs	3,824,260	1,658,316
Other tax payable related to consolidated VIEs	2,965,717	1,549,522
Other current liabilities related to consolidated VIEs	6,728,488	4,630,860
Deferred tax liabilities, non current related to consolidated VIEs	$ 424,931	$ 270,607